FaceBank AG and Nexway - Assets Held For Sale	6 Months Ended
Jun. 30, 2020
Facebank Ag And Nexway - Assets Held For Sale
FaceBank AG and Nexway - Assets Held For Sale
8.	FaceBank AG and Nexway - Assets Held For Sale

Through its ownership in FaceBank AG, the Company had an equity investment of 62.3% in Nexway AG (“Nexway”), which it acquired on September 16, 2019. The equity investment in Nexway was a controlling financial interest and the Company consolidated its investment in Nexway under ASC 810, Consolidation.

On March 31, 2020, the Company relinquished 20% of the total Nexway shareholder votes associated with its investment, which reduced the Company’s voting interest in Nexway to 37.6%. As a result of the Company’s loss of control in Nexway, the Company deconsolidated Nexway as of March 31, 2020 as it no longer has a controlling financial interest.

The deconsolidation of Nexway resulted in a loss of approximately $11.9 million calculated as follows (in thousands):

Cash	$5,776
Accounts receivable	9,831
Inventory	50
Prepaid expenses	164
Goodwill	51,168
Property and equipment, net	380
Right-of-use assets	3,594
Total assets	$70,963
Less:
Accounts payable	34,262
Accrued expenses	15,788
Lease liability	3,594
Deferred income taxes	1,161
Other liabilities	40
Total liabilities	$54,845
Non-controlling interest	2,595
Foreign currency translation adjustment	(770)
Loss before fair value – investment in Nexway	14,293
Less: fair value of shares owned by the Company	2,374
Loss on deconsolidation of Nexway	$11,919

As of June 30, 2020, the Company’s voting interest in Nexway was further diluted to 31.2% as a result of an additional financing which the Company did not participate in. The fair value of the Nexway shares owned by the Company as of June 30, 2020 is approximately $5.0 million, calculated as follows (dollars in thousands, except per share value):

Price per share Euros	€10.90
Exchange rate	1.123
Price per share USD	$12.24
Nexway shares held by the Company	407,550
Fair value - investment in Nexway	$4,988

As of June 30, 2020, the Company committed to a plan to sell its investment in FaceBank AG and Nexway and expects the sale of these investments to be completed within one year and to recognize a gain on sale. The long-lived assets which consist of the investments, financial assets and goodwill and a loan payable are classified as held for sale. These assets and liabilities are carried at the lower of carrying value or fair value less costs to sell and no additional depreciation is being recognized. As of June 30, 2020, the carrying amounts totaled ($20.6) million. The Company has determined this disposition did not constitute a strategic shift of the Company’s operations.

The following are assets and liabilities held of sales (in thousands):

June 30,
2020

Investment in Nexway	$4,988
Financial assets	1,965
Goodwill	28,541

Total assets	$35,494

Loan payable	$56,137

Total liabilities	$56,137

Net carrying amount	$(20,643)